Shareholder Report, Holdings (Details)	Dec. 31, 2024
CLASS I | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.68%
CLASS I | Industrials
Holdings [Line Items]
Percent of Total Investments	25.35%
CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.51%
CLASS I | Financials
Holdings [Line Items]
Percent of Total Investments	12.23%
CLASS I | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
CLASS I | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.86%
CLASS I | Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
CLASS I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
CLASS I | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.98%
CLASS I | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.76%
CLASS I | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.58%
CLASS I | Shift4 Payments, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.39%
CLASS I | Prestige Consumer Healthcare Inc
Holdings [Line Items]
Percent of Net Asset Value	2.37%
CLASS I | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.34%
CLASS I | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.31%
CLASS I | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.22%
CLASS I | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CLASS I | Globus Medical Inc Class A
Holdings [Line Items]
Percent of Net Asset Value	2.15%
CLASS I | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	24.30%
CLASS N | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.68%
CLASS N | Industrials
Holdings [Line Items]
Percent of Total Investments	25.35%
CLASS N | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.51%
CLASS N | Financials
Holdings [Line Items]
Percent of Total Investments	12.23%
CLASS N | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
CLASS N | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.86%
CLASS N | Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
CLASS N | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
CLASS N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
CLASS N | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.98%
CLASS N | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.76%
CLASS N | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.58%
CLASS N | Shift4 Payments, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.39%
CLASS N | Prestige Consumer Healthcare Inc
Holdings [Line Items]
Percent of Net Asset Value	2.37%
CLASS N | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.34%
CLASS N | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.31%
CLASS N | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.22%
CLASS N | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CLASS N | Globus Medical Inc Class A
Holdings [Line Items]
Percent of Net Asset Value	2.15%
CLASS N | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	24.30%